Receivables - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Line Items]
Current tax assets, non-current	€ 19	€ 36
Current receivables	3,530	3,672
Current trade receivables	3,339	3,513
Other current receivables	173	134
Financial assets	(7,338)	(6,992)
Non-current customer finance receivables | Impairments
Receivables [Line Items]
Financial assets	1	8
Total for all associates
Receivables [Line Items]
Other current receivables	19	25
Financial assets individually assessed for credit losses | Impairments
Receivables [Line Items]
Financial assets	189	239
Diagnosis & Treatment
Receivables [Line Items]
Loans and advances to customers	84	81
Current trade receivables	1,582	1,687
Other US
Receivables [Line Items]
Insurance receivables	€ 28	€ 33